Ordinary shares and treasury stock - Additional Information (Detail) $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2018 USD ($) $ / shares shares
Class of Stock [Line Items]
Authorized share capital | $		$ 50,000
Ordinary and preferred shares authorized		5,000,000,000
Ordinary stock, authorized		4,266,159,600
Ordinary stock, par value | $ / shares		$ 0.00001
Preferred stock, shares authorized		733,840,400
Ordinary stock, shares issued		1,550,071,169
Stock Repurchased, Value | ¥	¥ 384,871		¥ 47,173		¥ 452,262
Treasury Stock [Member]
Class of Stock [Line Items]
Stock repurchased, Shares	(139,954,870)	(139,954,870)	(12,729,500)	(12,729,500)	(60,306,360)	(60,306,360)
Stock Repurchased, Value | ¥	¥ 384,871		¥ 47,173		¥ 452,262
Exercise of share-based compensation plans, shares	15,682,565	15,682,565	55,396,235	55,396,235	44,005,360	44,005,360
Shares not in use and not outstanding		144,906,570		20,634,265		46,301,000
Class A Ordinary Shares [Member]
Class of Stock [Line Items]
Ordinary stock, authorized		10,000,000,000		10,000,000,000
Ordinary stock, par value | $ / shares		$ 0.00001		$ 0.00001
Ordinary stock, shares issued		969,071,169		964,071,169
Stock repurchased, Shares	139,954,870	139,954,870	12,729,500	12,729,500	60,306,360	60,306,360
Stock Repurchased, Value	¥ 384,871	$ 55,393	¥ 47,173	$ 6,802	¥ 452,262	$ 67,622
Weighted Average Price per shares | $ / shares		$ 0.40		$ 0.53		$ 1.12
Class B Ordinary Shares [Member]
Class of Stock [Line Items]
Ordinary stock, authorized		10,000,000,000		10,000,000,000
Ordinary stock, par value | $ / shares		$ 0.00001		$ 0.00001
Ordinary stock, shares issued		581,000,000		586,000,000
Ordinary stock, shares sold	5,000,000	5,000,000	73,000,000	73,000,000	2,000,000	2,000,000